Financial Risk Management - Summary of Interest Rate Value at Risk (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
KB Securities Co., Ltd.
Interest Rate Value At Risk [Line Items]
Maximum the economic value of equity from interest risk shock	₩ 38,694	₩ 37,498
Maximum net interest income from interest risk shock	419,121	242,200
KB Kookmin Card Co., Ltd.
Interest Rate Value At Risk [Line Items]
Maximum the economic value of equity from interest risk shock	42,562	96,282
Maximum net interest income from interest risk shock	221,049	244,602
KB Capital Co.,Ltd.
Interest Rate Value At Risk [Line Items]
Maximum the economic value of equity from interest risk shock	206,305	126,535
Maximum net interest income from interest risk shock	40,167	50,800
KB Savings Bank Co., Ltd.
Interest Rate Value At Risk [Line Items]
Maximum the economic value of equity from interest risk shock	14,855	5,320
Maximum net interest income from interest risk shock	₩ 156	₩ 14,976